Fair Value Measurements - Schedule of Change in the Fair Value Measurement Using Significant Inputs (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 13, 2024	Mar. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	$ 320,117		$ 200,000	$ 3,100,000	$ 385,216		$ 610,381
Gain (loss) Reclassification on revaluation of liability	(320,117)	$ (1,800,000)	(170,000)	(2,900,000)			36,657
Balance at ending		3,100,000	30,000	200,000	199,149	$ 385,216	647,038
Gain on revaluation of warrant liability					(186,067)	(261,822)
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning
Gain (loss) Reclassification on revaluation of liability
Balance at ending
Gain on revaluation of warrant liability
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning
Gain (loss) Reclassification on revaluation of liability
Balance at ending
Gain on revaluation of warrant liability
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning	320,117		200,000	3,100,000	385,216		610,381
Gain (loss) Reclassification on revaluation of liability	(320,117)	(1,800,000)	(170,000)	(2,900,000)			36,657
Balance at ending		3,100,000	$ 30,000	$ 200,000	199,149	385,216	$ 647,038
Gain on revaluation of warrant liability					$ (186,067)	$ (261,822)
Predecessor [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning
Balance at ending
Predecessor [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning
Balance at ending
Predecessor [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning
Balance at ending
Predecessor [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning
Balance at ending
Successor [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning		4,900,000
Balance at ending	4,900,000
Successor [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning
Balance at ending
Successor [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning
Balance at ending
Successor [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning		$ 4,900,000
Balance at ending	$ 4,900,000